UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 113.4%

Corporate — 5.8%
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	$1,500	$1,515,855
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	900	880,569
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	1,500	1,523,760
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	4,750	4,770,568
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	4,625	4,416,829
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC):
6.15%, 10/01/11	9,170	9,376,050
6.25%, 10/01/12	6,470	6,920,635

		29,404,266

County/City/Special District/School District — 32.8%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	1,725,420
City of Buffalo New York, GO, School, Series D (NPFGC), 5.50%, 12/15/11	2,750	2,839,293
City of New York New York, GO, Refunding:
Series 02-B (AMBAC), 7.00%, 2/01/18	70	70,351
Series E, 5.00%, 8/01/27	1,070	1,120,001
Dutchess County Resource Recovery Agency New York, RB, Solid Waste System, Series A (NPFGC), 5.40%, 1/01/13	1,700	1,730,158

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (continued)
Erie County Industrial Development Agency, RB, City of Buffalo Project (AGM), 5.75%, 5/01/20	$1,900	$1,970,832
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	750	628,920
(FGIC), 5.00%, 2/15/47	11,000	9,224,160
(NPFGC), 4.50%, 2/15/47	17,525	13,266,600
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium, PILOT (AGC), 6.54%, 3/01/39 (b)	5,000	870,300
CAB, Yankee Stadium, PILOT (AGC), 6.48%, 3/01/43 (b)	4,330	568,442
Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	1,000	1,037,610
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	11,800	9,737,950
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	5,250	4,290,405
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	4,875	3,877,575
Yankee Stadium, PILOT (FGIC), 5.00%, 3/01/46	9,650	8,232,319
Yankee Stadium, PILOT (NPFGC), 5.00%, 3/01/36	3,500	3,116,785
New York City Transit Authority/Metropolitan Transit Authority/Triborough Bridge & Tunnel Authority, COP, Series A (AMBAC), 5.63%, 1/01/12	1,020	1,023,488
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,526,855
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,157,380
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,542,555
Future Tax Secured, Series C (FGIC), 5.00%, 2/01/33	12,395	12,394,008
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	2,500	2,625,200

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB (concluded):
Series S-2 (AGM), 5.00%, 1/15/37	$5,000	$4,942,550
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	5,303,423
New York City Transitional Finance Authority, Refunding RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,034,610
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,477,890
5.00%, 11/15/35	32,750	31,235,967
5.00%, 11/15/44	14,470	13,223,265
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	840	906,410
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	11,200	11,366,656
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	6,150	4,430,522
Town of Huntington New York, GO, Refunding (AMBAC):
5.50%, 4/15/12	460	482,807
5.50%, 4/15/13	455	498,220
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC):
6.40%, 4/01/13	1,745	1,929,255
6.40%, 4/01/17	555	677,411

		167,085,593

Education — 13.0%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	5,725	5,477,852
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	5,410	5,486,876
5.00%, 7/01/35	2,675	2,667,376
New York City Industrial Development Agency, Refunding RB, Nightingale- Bamford School (AMBAC), 5.25%, 1/15/18	1,275	1,339,910
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	5,730,890
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,022,350
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,108,117
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,017,600
Fordham University, Series A, 5.00%, 7/01/28	325	329,638
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,576,443

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York State Dormitory Authority, RB (concluded):
Mount Sinai School of Medicine, 5.13%, 7/01/39	$665	$632,176
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	7,100	6,736,977
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	4,799,474
New York University, Series A (AMBAC), 5.00%, 7/01/37	4,705	4,657,244
Rockefeller University, Series A1, 5.00%, 7/01/32 (a)	2,500	2,514,250
The New School (AGM), 5.50%, 7/01/43	6,550	6,648,446
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,264,839
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	513,930
5.25%, 7/01/36	860	850,463
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	3,550	3,278,709
5.00%, 12/01/39	2,150	2,064,645
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC):
5.00%, 7/01/36	4,750	4,729,432
5.00%, 7/01/44	500	489,655

		65,937,292

Health — 8.6%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	250	247,958
5.50%, 4/01/34	490	481,209
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	4,650	4,669,112
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,121,878
New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (AGM), 5.75%, 12/15/29	7,970	8,291,111
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,500	1,456,740
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,003,760
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,500	6,435,065
NYU Hospital Center, Series A, 5.75%, 7/01/31	3,450	3,445,584
NYU Hospital Center, Series A, 6.00%, 7/01/40	1,100	1,102,200
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	3,000	3,057,840

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	$5,000	$4,880,400
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	2,075	2,013,601
New York State Dormitory Authority, Refunding RB, St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	2,702,017
Oneida County Industrial Development Agency New York, RB, Civic Facility, Mohawk Valley, Series a (AGM), 5.20%, 2/01/13	720	726,134

		43,634,609

Housing — 3.8%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	1,060	1,066,519
6.25%, 2/01/31	1,125	1,130,220
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	691,988
Series A-1-A, 5.45%, 11/01/46	1,335	1,196,173
Series C, 5.00%, 11/01/26	1,500	1,482,795
Series C, 5.05%, 11/01/36	2,000	1,786,900
Series H-1, 4.70%, 11/01/40	1,340	1,167,542
Series H-2-A, 5.20%, 11/01/35	840	774,505
Series H-2-A, 5.35%, 5/01/41	600	539,898
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	980	976,433
Series 133, 4.95%, 10/01/21	520	526,297
Series 143, 4.85%, 10/01/27	1,100	1,030,744
Series 143, 4.90%, 10/01/37	980	893,466
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,385,923
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,341,615
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,235,170

		19,226,188

State — 8.6%
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	6,230	6,336,533
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,805,002
Mental Health Facilities, Series B, 5.25%, 2/15/14 (c)	1,570	1,751,790
Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	6,460	6,297,919

Municipal Bonds	Par (000)	Value

New York (continued)

State (concluded)
New York State Dormitory Authority, RB (concluded):
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	$550	$543,862
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	3,974,103
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	7,194,216
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,500	1,559,175
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,581,787
New York State Urban Development Corp., RB (NPFGC):
Personal Income Tax, Series C-1, 5.00%, 3/15/13 (c)	3,000	3,247,020
State Personal Income Tax, State Facilities, Series A-1, 5.00%, 3/15/29	5,000	5,107,150
State of New York, GO, Series A, 4.75%, 2/15/37	1,500	1,488,870

		43,887,427

Tobacco — 1.8%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed:
Series A-1 (AMBAC), 5.25%, 6/01/20	5,000	5,300,950
Series A-1 (AMBAC), 5.25%, 6/01/22	2,000	2,111,660
Series B-1C, 5.50%, 6/01/22	1,900	2,002,144

		9,414,754

Transportation — 27.7%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	4,300	3,773,809
Series A (AGC), 5.00%, 2/15/47	550	482,697
Series A (AGM), 5.00%, 2/15/47	3,840	3,374,784
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	3,200	3,596,800
Transportation, Series D, 5.25%, 11/15/29	1,000	1,020,290
Metropolitan Transportation Authority, Refunding RB:
Series A (AGM), 5.00%, 11/15/32	1,015	1,009,671
Series A (AGM), 5.75%, 11/15/32	29,300	29,551,980
Series A (NPFGC), 5.13%, 11/15/22	1,390	1,441,625
Series A (NPFGC), 5.25%, 11/15/31	2,500	2,501,400
Series B, 5.00%, 11/15/34	1,500	1,499,955
Series C (AGM), 5.13%, 7/01/12 (c)	1,640	1,731,528
Transportation, Series F (NPFGC), 5.25%, 11/15/12 (c)	6,235	6,697,076
Transportation, Series F (NPFGC), 5.00%, 11/15/31	5,000	4,868,400
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	6,000	6,033,540

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Transportation (concluded)
New York State Thruway Authority, RB (concluded):
Series G (AGM), 4.75%, 1/01/29	$7,250	$7,279,508
Series G (AGM), 4.75%, 1/01/30	9,000	8,944,380
Series G (AGM), 5.00%, 1/01/30	2,000	2,018,600
Series G (AGM), 5.00%, 1/01/32	1,030	1,036,087
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	1,900	1,978,451
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,708,625
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	2,700	2,464,668
Consolidated, 161st Series, 4.50%, 10/15/37	1,000	932,600
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,512,650
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	7,175	7,290,876
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	4,425	4,614,213
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/14	7,380	7,726,343
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	10,160	9,739,173
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,500	3,261,615
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,079,560
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	2,465	2,493,668
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 11/15/38	2,000	1,991,060

		140,655,632

Utilities — 11.3%
Buffalo Sewer Authority New York, Refunding RB, Series F (NPFGC), 6.00%, 7/01/13	3,315	3,452,838
Long Island Power Authority, RB, Series A (AMBAC), 5.00%, 9/01/29	7,000	7,023,030
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,616,415
General, Series B (AGM), 5.00%, 12/01/35	4,000	3,971,840
Series A (AGC), 5.75%, 4/01/39	1,015	1,062,898

Municipal Bonds	Par (000)	Value

New York (concluded)

Utilities (concluded)
New York City Municipal Water Finance Authority, RB:
Series A (NPFGC), 5.75%, 6/15/11 (c)	$14,650	$14,751,671
Series B, 5.00%, 6/15/36	2,000	2,008,860
Series DD, 5.00%, 6/15/32	5,000	5,086,650
Series DD (AGM), 4.50%, 6/15/39	1,000	909,450
Series G (AGM), 5.00%, 6/15/34	4,225	4,225,591
New York City Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,034,010
Series A (AGM), 4.25%, 6/15/39	500	435,240
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,254,337
Series D (AGM), 5.00%, 6/15/37	9,000	9,002,790
Series F (AGM), 5.00%, 6/15/29	500	500,465
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,061,185

		57,397,270

Total Municipal Bonds in New York		576,643,031

Guam — 1.3%

Transportation — 0.8%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC):
5.25%, 10/01/21	2,240	2,246,115
5.25%, 10/01/22	2,050	2,053,936

		4,300,051

Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	2,730	2,460,249

Total Municipal Bonds in Guam		6,760,300

Puerto Rico — 16.4%

County/City/Special District/ School District — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A (AGM), 5.00%, 8/01/40	2,100	1,962,387
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (b)	12,800	1,710,080

		3,672,467

Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,000	4,016,040

State — 7.6%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A (AGM), 6.00%, 7/01/34	580	589,657
Public Improvement, Series A (NPFGC), 5.50%, 7/01/20	2,000	2,070,460
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	2,050	2,001,436

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Commonwealth of Puerto Rico, GO, Refunding (concluded):
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	$2,000	$2,042,980
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	4,775	4,869,163
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 4.67%, 7/01/35	3,900	663,078
(AMBAC), 5.02%, 7/01/43	8,000	718,080
(FGIC), 4.62%, 7/01/31	22,030	5,327,735
Puerto Rico Convention Center Authority, RB, Series A (AMBAC), 5.00%, 7/01/31	4,000	3,531,040
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM):
5.50%, 7/01/31	2,500	2,484,725
5.25%, 7/01/32	1,000	949,700
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,850	2,906,202
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	2,000	1,996,300
5.75%, 8/01/37	8,150	7,987,000
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.98%, 8/01/43 (b)	4,000	464,600

		38,602,156

Transportation — 4.8%
Puerto Rico Highway & Transportation Authority, RB:
Series G (FGIC), 5.25%, 7/01/13 (c)	655	721,076
Series G (FGIC), 5.25%, 7/01/19	2,265	2,282,848
Series G (FGIC), 5.25%, 7/01/21	345	345,569
Series Y (AGM), 6.25%, 7/01/21	6,275	6,892,962
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	8,690	8,472,229
Series CC (AGM), 5.50%, 7/01/29	2,500	2,528,500
Series D, 5.75%, 7/01/12 (c)	3,000	3,184,560

		24,427,744

Utilities — 2.5%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	9,980	8,832,300
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	1,000	987,120
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	3,000	2,826,870

		12,646,290

Total Municipal Bonds in Puerto Rico		83,364,697

Total Municipal Bonds – 131.1%		666,768,028

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

New York — 29.5%

County/City/Special District/ School District — 11.8%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	$6,750	$7,105,995
Sub-Series C-3 (AGC), 5.75%, 8/15/28	14,400	15,799,392
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	6,000	6,308,700
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC):
5.25%, 10/15/27	14,500	15,282,637
5.00%, 10/15/32	14,500	15,282,638

		59,779,362

Education — 1.3%
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	6,498	6,421,512

State — 1.7%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,478,157

Transportation — 13.3%
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	3,901	3,915,986
Metropolitan Transportation Authority, Refunding RB, Series A (AGM), 5.00%, 11/15/30	8,460	8,449,340
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	16,000	16,094,560
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	10,000	9,857,000
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,515,125
Triborough Bridge & Tunnel Authority, Refunding RB (NPFGC):
5.25%, 11/15/23	7,000	7,290,430
5.00%, 11/15/32	19,677	19,731,877

		67,854,318

Utilities — 1.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,392,578
Series FF-2, 5.50%, 6/15/40	2,759	2,876,507

		7,269,085

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 29.5%		149,802,434

Total Long-Term Investments (Cost – $834,563,753) – 160.6%		816,570,462

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2011	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BIF New York Municipal Money Fund, 0.00% (e)(f)	6,855,195	$6,855,195

Total Short-Term Securities (Cost – $6,855,195) – 1.4%		6,855,195

Total Investments (Cost – $841,418,948*) – 162.0%		823,425,657
Other Assets Less Liabilities – 2.2%		11,405,923
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (15.5)%		(78,690,150)
Preferred Shares, at Redemption Value – (48.7)%		(247,726,660)

Net Assets – 100.0%		$508,414,770

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$763,563,534

Gross unrealized appreciation	$14,527,885
Gross unrealized depreciation	(33,280,566)

Net unrealized depreciation	$(18,752,681)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF New York Municipal Money Fund	8,174,307	(1,319,112)	6,855,195	$12

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

219	30-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$26,091,584	$(708,541)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$816,570,462	—	$816,570,462
Short-Term Securities	$6,855,195	—	—	6,855,195

Total	$6,855,195	$816,570,462	—	$823,425,657

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(708,541)	—	—	$(708,541)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 24, 2011